Lease - Schedule of Maturity Analysis of Operating Leases Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Analysis of Operating Leases Liabilities [Abstract]
2025	$ 24,573	$ 97,541
2026		24,573
Total future undiscounted cash flow	51,779	122,114
Less: Discount on operating lease liabilities	(807)	(5,707)
Present value of operating lease liabilities	50,972	116,407
Less: Current portion of operating lease liabilities	(50,972)	(102,225)	$ (125,232)
Non-current portion of operating lease liabilities		$ 14,182	$ 99,485